Related Parties Related Party Debt - Prophase Loans (Details) - USD ($)			1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 21, 2023	Sep. 12, 2023	Dec. 31, 2023	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2025	Dec. 31, 2024	Oct. 13, 2024	Oct. 12, 2024	Sep. 29, 2024	Sep. 24, 2024	Sep. 14, 2024	Aug. 31, 2024	Jul. 31, 2024	Jul. 01, 2024	Jun. 01, 2024	May 31, 2024	Apr. 01, 2024	Mar. 26, 2024	Mar. 06, 2024	Feb. 26, 2024	Dec. 11, 2023	Sep. 07, 2023
Related Parties Related Party Debt
Amount borrowed			$ 16,050,000		$ 16,050,000	$ 20,686,000	$ 19,973,000
Loan repaid				$ 36,000	3,856,000
Prophase Loan
Related Parties Related Party Debt
Amount borrowed			0		0
Prophase Loan | Maximum
Related Parties Related Party Debt
Amount borrowed							100,000
Related party
Related Parties Related Party Debt
Amount borrowed			16,050,000		16,050,000	20,686,000	19,973,000
Related party | Prophase Loan
Related Parties Related Party Debt
Amount borrowed			0		$ 0		1,600,000															$ 200,000
Loan repaid	$ 200,000	$ 100,000	$ 200,000
Related party | Prophase Loan | Amount loaned immediately
Related Parties Related Party Debt
Amount borrowed																							$ 100,000
Related party | Prophase Loan | Amount loaned within one month
Related Parties Related Party Debt
Amount borrowed																							$ 200,000
Related party | Prophase February 2024 Loan
Related Parties Related Party Debt
Amount borrowed						200,000	200,000														$ 200,000
Interest rate																					6.00%
Related party | Prophase March 2024 Loan
Related Parties Related Party Debt
Amount borrowed						250,000	250,000												$ 300,000	$ 300,000
Interest rate																			6.00%	6.00%
Related party | Prophase April 2024 Loan
Related Parties Related Party Debt
Amount borrowed						250,000	250,000											$ 300,000
Interest rate																		6.00%
Related party | Prophase May 2024 Loans
Related Parties Related Party Debt
Amount borrowed						790,000	790,000								$ 500,000	$ 300,000	$ 800,000
Interest rate																	6.00%
Related party | Prophase July 2024 Loans
Related Parties Related Party Debt
Amount borrowed						83,000	83,000			$ 50,000	$ 3,000	$ 30,000		$ 83,000	$ 83,000
Interest rate														6.00%
Related party | Prophase August 2024 Loans
Related Parties Related Party Debt
Amount borrowed						$ 50,000	$ 50,000	$ 20,000	$ 30,000				$ 50,000
Interest rate													6.00%